Financial Instruments - Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Forward contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 449,371	$ 429,868
Forward contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	242,418	241,673
Forward contracts (sell) [member] | United Kingdom Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	132,591	126,441
Forward contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	23,883	14,769
Forward contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	48,147	43,474
Forward contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	2,332	3,511
Option contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	275,268	214,468
Option contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	107,629	84,490
Option contracts (sell) [member] | United Kingdom Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	116,401	94,094
Option contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	21,483	14,494
Option contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	28,828	19,412
Option contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	927	1,978
Interest rate swap contracts [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 89,900	$ 118,000